INCOME TAXES - Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes paid (refund) [Abstract]
Statutory tax rate	27.00%	27.00%
Loss before taxes	$ 3,119,762	$ 6,921,830
Income tax recovery calculated at statutory rate	842,000	1,869,000
Non-deductible expenditures	(724,000)	(658,000)
Impact of share issuance costs	0	884,000
Unrecognized deferred tax assets	118,000	(5,267,000)
Adjustment of prior year tax estimates and other	(236,000)	3,172,000
INCOME TAX	$ 0	$ 0